S000096482 [Member] Performance Management - Baron Global Durable Advantage ETF	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because Baron Global Durable Advantage ETF had not yet completed a full calendar year of investment operations, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. Upon the completion of a full calendar year of investment operations by the Fund, performance information will be available online at www.BaronCapitalGroup.com/daily‑prices‑and‑performance or by calling 1-800-99BARON (1‑800‑992‑2766).

Performance Information Illustrates Variability of Returns [Text]	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because Baron Global Durable Advantage ETF had not yet completed a full calendar year of investment operations, no performance returns are presented.
Performance Availability Website Address [Text]	www.BaronCapitalGroup.com/daily‑prices‑and‑performance
Performance Availability Phone [Text]	1-800-99BARON (1‑800‑992‑2766)